UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

                Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 91.9%

New Jersey — 91.4%
Corporate — 3.6%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	$3,500	$3,816,050
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,131,070
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	265	281,899
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, AMT,
Series A, 5.70%, 10/01/39	1,445	1,521,961
Series B, 5.60%, 11/01/34	1,000	1,063,990
Series D, 4.88%, 11/01/29	1,000	1,059,740
Sub Series A, 5.00%, 07/01/33	125	134,446
Sub Series A, 4.00%, 07/01/34	165	162,655
Teaneck Community Charter School Project, Series A, 3.50%, 09/01/22(a)	135	133,506
5.00%, 09/01/37(a)	315	307,336
5.13%, 09/01/52(a)	1,000	949,700

		10,562,353
County/City/Special District/School District — 10.1%
Carlstadt School District, GO, Refunding, 4.00%, 05/01/30	1,415	1,478,633
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,083,842
5.25%, 11/01/44	1,590	1,689,868
(AGM), 4.00%, 11/01/34	500	506,405
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	660	726,462
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/35	600	601,056
5.00%, 07/01/36	145	145,249
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	772,728

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 07/01/45(a)	$1,000	$1,002,970
Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,199,534
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,872,885
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C, 5.25%, 01/01/46	3,900	4,011,618
County of Union New Jersey Utilities Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,250	1,352,287
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,000	2,284,360
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,924,750
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(b)	805	891,030
Township of Egg Harbor New Jersey School District, GO, Refunding(AGM), 5.75%, 07/15/25	2,000	2,443,980
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/31	2,445	2,728,009
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 02/15/36	1,350	1,511,095

		29,226,761
Education — 17.0%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,250	1,274,825
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	530	580,270
Series A, 5.00%, 07/01/34	1,855	2,057,492

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(a)	$170	$171,377
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(a)	470	450,688
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(a)	815	771,854
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/38	2,000	2,220,940
School Facilities Construction (AGC), 5.50%, 12/15/18(c)	525	541,926
School Facilities Construction (AGC), 5.50%, 12/15/34	10	10,273
Series AAA, 5.00%, 06/15/41	1,140	1,192,714
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,103,840
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A(a):
4.75%, 08/01/24	345	351,479
5.63%, 08/01/34	250	253,408
5.88%, 08/01/44	430	435,581
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	1,750	1,844,132
Rider University Issue, Series F, 4.00%, 07/01/42	940	908,689
Rider University Issue, Series F, 5.00%, 07/01/47	1,670	1,796,202
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 07/01/18(c)	500	505,955
College of New Jersey, Series D (AGM), 5.00%, 07/01/18(c)	1,000	1,011,910
Georgian Court University, Series D, 5.00%, 04/24/18(c)	500	502,710
Kean University, Series A, 5.25%, 09/01/19(c)	1,705	1,795,399
Kean University, Series A (AGC), 5.50%, 09/01/19(c)	1,000	1,056,710

Security	Par (000)	Value
Education (continued)
Kean University, Series H, 4.00%, 07/01/39	$715	$736,979
Montclair State University, Series A, 5.00%, 07/01/33	2,005	2,261,680
Montclair State University, Series B, 5.00%, 07/01/32	2,465	2,808,374
Montclair State University, Series B, 5.00%, 07/01/34	660	744,698
Ramapo College, Series B, 5.00%, 07/01/42	560	607,040
Stockton University, Series A, 5.00%, 07/01/41	630	682,114
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(c)	2,500	2,679,725
William Paterson University (AGC), 5.00%, 07/01/38	240	242,143
William Paterson University, Series C, 4.00%, 07/01/35	1,500	1,548,060
William Paterson University, Series E (BAM), 5.00%, 07/01/33	1,250	1,410,412
William Paterson University, Series E (BAM), 5.00%, 07/01/34	1,335	1,501,141
William Paterson University, Series E (BAM), 5.00%, 07/01/35	1,500	1,682,025
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	605	649,958
Series 1A, 5.00%, 12/01/25	55	57,468
Series 1A, 5.00%, 12/01/26	350	365,411
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(c)	460	519,409
5.00%, 07/01/22(c)	280	316,162
5.00%, 07/01/32	1,040	1,140,672
5.00%, 07/01/40	5,000	5,604,550
5.00%, 07/01/42	635	692,658
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,216,640

		49,305,693
Health — 17.8%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	2,175	1,991,060

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 09/15/29	$2,000	$2,124,940
Inspira Health Obligated Group, 5.00%, 07/01/42	865	960,937
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(c)	1,810	1,832,155
Robert Wood Johnson University Hospital, Series A, 5.25%, 07/01/35	1,460	1,633,302
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/39	1,150	1,267,277
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/43	1,535	1,685,983
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	920	1,036,628
Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,620	3,783,950
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,985	3,390,512
AHS Hospital Corp., 4.00%, 07/01/41	2,000	2,013,300
General Hospital Center at Passaic (AGM), 6.75%, 07/01/19(b)	55	57,211
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 07/01/37	6,000	6,818,340
Holy Name Medical Center, 5.00%, 07/01/25	500	527,295
Hunterdon Medical Center, 5.00%, 07/01/31	300	330,960
Hunterdon Medical Center, 5.00%, 07/01/45	2,650	2,858,661
Inspira Health Obligated Group, Series A, 3.00%, 07/01/32	785	713,604
Meridian Health System Obligated Group, 5.00%, 07/01/27	1,500	1,648,935
Princeton Healthcare System, 5.00%, 07/01/34	1,000	1,113,650
Princeton Healthcare System, 5.00%, 07/01/39	4,060	4,438,270

Security	Par (000)	Value
Health (continued)
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	$1,500	$1,587,690
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/32	2,300	2,391,011
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,290	1,422,083
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,540	1,722,659
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	2,230	2,465,934
St. Luke’s Warren Hospital Obligated Group, 5.00%, 08/15/34	460	498,589
Virtua Health, 5.00%, 07/01/29	285	314,062
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	1,000	1,111,250

		51,740,248
Housing — 3.0%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties L.L.C. (AGM), 5.00%, 06/01/42	3,440	3,807,220
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series U, AMT:
4.90%, 10/01/27	410	410,591
4.95%, 10/01/32	100	100,130
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,851,609
4.38%, 12/01/33	2,515	2,645,956

		8,815,506
State — 9.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24(d)	10,000	8,243,300
CAB, Series B, 0.00%, 11/01/27(d)	4,135	3,016,607
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,034,087

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(d)	$1,675	$1,536,410
School Facilities Construction (AGC), 6.00%, 12/15/18(c)	985	1,020,588
School Facilities Construction (AGC), 6.00%, 12/15/18(c)	15	15,548
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	3,000	3,142,800
School Facilities Construction, Series KK, 5.00%, 03/01/38	1,070	1,113,645
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 03/15/21(d)	2,000	1,849,140
Cigarette Tax, 5.00%, 06/15/22	1,700	1,866,583
Cigarette Tax, 5.00%, 06/15/29	640	685,235
State of New Jersey, COP, Equipment Lease Purchase, Series A(c):
5.25%, 06/15/19	1,000	1,046,250
5.25%, 06/15/19	1,110	1,161,338

		27,731,531
Tobacco — 1.6%
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	4,840	4,815,897

Transportation — 25.9%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	1,875	1,974,525
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	1,500	1,650,885
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,099,930
5.13%, 01/01/39	1,000	1,103,280
Private Activity Bond, 5.38%, 01/01/43	905	999,274
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,227,120
Series E, 5.00%, 01/01/32	2,250	2,609,775
Series I, 5.00%, 01/01/20(c)	2,500	2,655,500

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32(d)	$10,000	$5,067,800
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	8,900	3,814,985
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	10,000	3,648,500
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/29	3,000	3,023,850
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,365,925
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/31	3,000	3,023,760
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	6,070	6,118,074
Series B, 5.25%, 06/15/26	1,500	1,604,310
Transportation Program Bonds, Series AA, 5.00%, 06/15/32	1,860	1,962,467
Transportation Program, Series AA, 5.25%, 06/15/31	2,000	2,138,580
Transportation Program, Series AA, 5.00%, 06/15/45	1,000	1,038,890
Transportation System, Series A, 6.00%, 06/15/35	3,185	3,490,091
Transportation System, Series B, 5.00%, 06/15/42	600	621,636
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,989,036
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	5,000	5,668,000
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 09/01/18	1,000	1,019,060
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,205,200
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,100,060

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$1,000	$1,096,790
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
178th Series, 5.00%, 12/01/43	285	314,398
186th Series, 5.00%, 10/15/44	3,000	3,317,850
Port Authority of New York & New Jersey, Refunding RB, Consolidated 205th series, 5.00%, 11/15/42	1,975	2,265,878
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	2,380	2,510,329
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	321,830
5.00%, 11/01/29	295	320,757
5.00%, 11/01/32	440	484,400
5.00%, 11/01/33	250	274,443
5.00%, 11/01/34	250	273,505
5.00%, 11/01/39	1,500	1,626,135

		75,026,828
Utilities — 2.8%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	540,020
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 09/01/28	1,355	1,495,514
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 08/01/21(b)(d)	5,000	4,677,900
Passaic Valley Water Commission, RB, Series A:
6.00%, 12/15/20(c)	980	1,091,612

Security	Par (000)	Value
Utilities (continued)
6.00%, 12/15/24	$215	$234,939

		8,039,985
Puerto Rico — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,520	1,416,442

Total Municipal Bonds — 91.9% (Cost: $254,224,043)		266,681,244

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New Jersey — 9.8%
County/City/Special District/School District — 3.7%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,440	1,628,453
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	2,000	2,182,000
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	6,300	6,969,973

		10,780,426
Education — 1.0%
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	2,500	2,757,575

Health — 2.5%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	7,332	7,360,345

Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	5,001	5,260,804

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	$1,455	$1,649,155
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	534,726

		7,444,685
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.8% (Cost: $27,308,739)		28,343,031

Total Long-Term Investments — 101.7% (Cost: $281,532,782)		295,024,275

Security	Shares	Value
Short-Term Securities — 3.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(g)(h)	9,320,512	$9,321,444

Total Short-Term Securities — 3.2% (Cost: $9,321,093)		9,321,444

Total Investments — 104.9% (Cost: $290,853,875)		304,345,719
Other Assets Less Liabilities — 0.8%		2,117,541
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.7)%		(16,466,179)

Net Assets — 100.0%		$289,997,081

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $3,884,927.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	12,053,795	(2,733,283)	9,320,512	$9,321,444	$33,494	$3,502	$(865)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	57	06/20/18	$6,843	$5,341
Long U.S. Treasury Bond	66	06/20/18	9,467	(39,224)
5-Year U.S. Treasury Note	16	06/29/18	1,823	2,467

				$(31,416)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

7

Schedule of Investments (unaudited) (concluded) February 28, 2018	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows :

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$295,024,275	$—	$295,024,275
Short-Term Securities	9,321,444	—	—	9,321,444

	$9,321,444	$295,024,275	$—	$304,345,719

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$7,808	$—	$—	$7,808
Liabilities:
Interest rate contracts	(39,224)	—	—	(39,224)

	$(31,416)	$—	$—	$(31,416)

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $16,418,726 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 84.8%

Corporate — 5.3%
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	$5,000	$5,022,550
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	3,490	3,650,470
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,140,730
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	9,685,196
Shippingport Project, Series A, 3.75%, 12/01/40 (a)	3,915	1,331,100
Shippingport Project, Series A, 2.55%, 11/01/41 (a)	1,310	445,400
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,635,634
National Gypsum Co., 5.50%, 11/01/44	1,355	1,427,398

		26,338,478
County/City/Special District/School District — 14.7%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/35	2,310	2,413,003
5.00%, 05/01/42	3,900	4,045,002
Bethlehem Area School District, GO, (BAM), Series A:
5.00%, 08/01/34	2,390	2,700,485
5.00%, 08/01/35	1,790	2,019,997
Boyertown Area School District, GO:
5.00%, 10/01/36	890	993,480
5.00%, 10/01/38	1,335	1,485,508
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 09/01/31	360	360,338
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/29	2,615	2,732,518
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/19 (b)	825	872,198
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	1,875	2,150,250

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Washington Redevelopment Authority, Refunding, Tax Allocation Bonds (c):
4.00%, 07/01/23	$1,000	$1,003,060
5.00%, 07/01/28	600	625,326
County of York Pennsylvania, GO, Refunding, 5.00%, 09/01/20(b)	2,500	2,709,200
Dallastown Area School District, GO, Refunding, 5.00%, 04/15/34	1,835	2,079,954
Fox Chapel Area School District, GO:
5.00%, 02/01/39	4,100	4,675,148
5.00%, 02/01/42	6,365	7,241,970
Philadelphia School District, GO, Series E(b):
2014, 6.00%, 09/01/18	5	5,114
2015, 6.00%, 09/01/18	5	5,114
2015-3, 6.00%, 09/01/18	5	5,114
2016, 6.00%, 09/01/18	5	5,114
6.00%, 09/01/18	95	97,172
6.00%, 09/01/18	6,480	6,629,818
Reading School District, GO, Refunding, (AGM), 5.00%, 03/01/38	1,220	1,357,213
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 07/15/34	5,070	5,485,537
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19 (b)	455	473,678
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19 (b)	450	468,473
Harrisburg School District Project, Series A (AGC), 5.00%, 05/15/19 (b)	1,810	1,884,301
Philadelphia School District (AGM), 5.00%, 06/01/33	5,000	5,454,350
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/43	5,980	6,616,212
(BAM), 5.00%, 06/01/42	2,550	2,815,889
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,326,014
Township of Lower Paxton Pennsylvania, GO, 5.00%, 04/01/42	630	702,135

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	$195	$220,904

		72,659,589
Education — 21.0%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 08/15/24	580	621,006
5.00%, 08/15/25	765	818,328
5.00%, 08/15/26	760	812,227
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/19(b)	1,000	1,056,770
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 01/01/19(b)	2,700	2,809,080
6.38%, 01/01/39	400	411,540
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 08/01/40	1,795	2,009,215
5.00%, 08/01/45	3,695	4,120,442
County of Delaware Pennsylvania Authority, Refunding RB:
Cabrini University, 5.00%, 07/01/47	3,870	4,125,188
Haverford College, 5.00%, 05/15/20(b)	4,970	5,321,876
Haverford College, 5.00%, 11/15/35	1,100	1,165,835
Villanova University, 5.25%, 12/01/19(b)	600	637,680
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	890	969,593
St. Luke’s University Health Network Project, 5.00%, 08/15/46	1,350	1,453,194
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	5,000	5,672,300
Pennsylvania Higher Educational Facilities Authority, RB, Thomas Jefferson University, 5.00%, 03/01/20(b)	11,000	11,718,850

Security	Par (000)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB,Series AT-1, 4.00%, 06/15/34	$5,790	$5,900,300
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 4.00%, 05/01/36	500	506,940
Drexel University, 5.00%, 05/01/37	1,500	1,684,380
Drexel University, Series A, 5.25%, 05/01/21(b)	6,720	7,436,285
Drexel University, Series A, 5.25%, 05/01/41	420	455,045
La Salle University, 5.00%, 05/01/37	1,595	1,674,622
La Salle University, 5.00%, 05/01/42	2,655	2,761,067
State System of Higher Education, Series AL, 5.00%, 06/15/35	1,425	1,518,380
Thomas Jefferson University, 5.00%, 09/01/45	3,000	3,286,890
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/18(b)	5,000	5,122,800
University Properties, Inc. Student Housing Project, Series A, 5.00%, 07/01/35	450	478,638
Widener University, Series A, 5.25%, 07/15/33	2,420	2,614,495
Widener University, Series A, 5.50%, 07/15/38	365	394,682
Pennsylvania State University, RB, 5.00%, 03/01/40	10,000	10,631,100
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	3,525	3,892,658
Philadelphia Authority for Industrial Development, Refunding RB:
1st Series, 5.00%, 04/01/45	3,330	3,702,527
La Salle University, 4.00%, 05/01/42	4,780	4,558,638
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 07/01/35	765	808,123
5.00%, 07/01/35	630	670,062
5.00%, 07/01/45	450	472,266

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
5.00%, 07/01/47	$1,180	$1,242,776

		103,535,798
Health — 16.3%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 07/01/41	5,000	5,482,450
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21(b)	4,110	4,862,377
County of Chester Health & Education Facilities Authority, Refunding RB:
Main Line Health System, Series A, 5.00%, 10/01/52	3,595	3,975,567
Simpson Senior Services Project, 5.00%, 12/01/35	1,000	1,023,130
Simpson Senior Services Project, Series A, 5.25%, 12/01/45	1,500	1,549,995
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/41	2,540	2,612,492
Diakon Lutheran Social Ministries, 5.00%, 01/01/38	4,400	4,756,048
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 06/01/19(b)	2,385	2,517,057
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Brethren Village Project, 5.25%, 07/01/41	1,500	1,641,060
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	790	892,226
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	575	635,726
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 06/01/19(b)	3,255	3,393,988

Security	Par (000)	Value
Health (continued)
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19(b)	$480	$517,080
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	1,385	1,507,254
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	970,672
Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	5,000	5,048,200
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 02/15/39	5,950	6,664,773
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 05/01/28	730	807,555
5.75%, 05/01/35	1,285	1,432,647
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	4,000	4,220,080
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 05/15/31	4,800	5,071,344
Philadelphia Authority for Industrial Development, Refunding RB, Children’s Hospital of Philadelphia, 4.00%, 07/01/35	2,450	2,538,788
Philadelphia Authority for Industrial Development, RB, Refunding, Senior Living Facilities, Wesley Enhanced Living Obligated Group, 5.00%, 07/01/49	3,000	3,148,080
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 05/15/20(b)	6,000	6,431,580
Presbyterian Medical Center, 6.65%, 12/01/19(d)	905	966,440
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 07/01/20(b)	3,590	3,884,129

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A(b):
6.00%, 12/01/18	$1,780	$1,839,790
6.00%, 12/01/18	1,970	2,036,921

		80,427,449
Housing — 5.2%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	600	608,142
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	600	614,700
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	3,720	3,704,451
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,000	3,046,110
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	2,400	2,434,584
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	2,260	2,217,489
Pennsylvania Housing Finance Agency, RB, S/F:
Housing Mortgage, Series 123-B, 4.00%, 10/01/42	3,505	3,540,471
Series 125B, 3.65%, 10/01/42	420	411,961
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	1,210	1,144,466
4.00%, 12/01/46	5,740	5,681,624
4.00%, 12/01/51	2,260	2,214,732

		25,618,730
State — 3.8%
Commonwealth Financing Authority, RB:
Series B (AGC), 5.00%, 06/01/31	3,420	3,540,931
Tobacco Master Settlement Payment, 5.00%, 06/01/35	2,205	2,427,727
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	12,000	12,930,240

		18,898,898
Transportation — 12.6%
City of Philadelphia Pennsylvania, ARB, Series A, 5.00%, 06/15/40	14,000	14,804,580

Security	Par (000)	Value
Transportation (continued)
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/37	$2,140	$2,391,857
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/42	5,345	5,902,109
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 07/01/42	2,500	2,823,800
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/40	7,500	7,898,100
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	1,510	1,616,017
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42(e)	6,740	2,284,523
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40(e)	2,225	881,901
Series A-1, 5.00%, 12/01/41	100	111,038
Sub-Series A, 5.13%, 12/01/20(b)	960	1,042,733
Sub-Series A, 5.13%, 12/01/20(b)	325	354,835
Sub-Series B-1, 5.00%, 06/01/42	3,705	4,042,674
Pennsylvania Turnpike Commission, Refunding RB:
2nd Series, Turnpike Subordinate, 5.00%, 12/01/36	1,925	2,128,107
Sub-Series A-1, 5.25%, 12/01/45	4,730	5,311,080
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts(b):
5.00%, 06/01/21	3,140	3,458,584
5.00%, 06/01/21	4,155	4,576,566
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,441,450

		62,069,954
Utilities — 5.4%
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 05/15/20(d)	570	604,907
9th Series, 5.25%, 08/01/20(b)	1,280	1,387,955
9th Series, 5.25%, 08/01/40	2,020	2,159,097
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 08/01/30	700	793,422

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
5.00%, 08/01/31	$900	$1,016,919
5.00%, 08/01/32	1,200	1,351,644
5.00%, 08/01/33	600	673,290
5.00%, 08/01/34	1,050	1,174,572
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 01/01/19(b)	1,450	1,495,791
Series A, 5.25%, 10/01/52	1,190	1,360,325
Series C (AGM), 5.00%, 08/01/40	2,650	2,817,665
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	2,090	2,344,667
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 06/01/40	1,000	1,076,160
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 05/01/23(b)	980	1,119,915
County of Westmoreland Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	2,615	2,904,742
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 01/01/32	3,895	4,120,092

		26,401,163

Total Municipal Bonds in Pennsylvania		415,950,059

Puerto Rico — 0.5%
Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	2,625	2,446,159

Total Municipal Bonds — 84.8% (Cost: $406,873,095)		418,396,218

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 25.0%

Pennsylvania — 25.0%
Education — 4.4%
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/47	6,100	6,865,794

Security	Par (000)	Value
Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 08/15/21(b)	$9,280	$10,491,086
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 03/15/19(b)	4,448	4,609,789

		21,966,669
Health — 10.2%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3:
5.50%, 11/01/19(b)	5,000	5,287,900
5.50%, 11/01/31	5,000	5,287,900
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 06/01/19(b)	7,460	7,787,531
Series A, 5.25%, 06/01/19(b)	5,997	6,267,252
Series A-1, 5.13%, 06/01/41	12,570	13,375,800
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 03/15/40	2,000	2,026,760
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 07/01/41	9,380	10,224,810

		50,257,953
Housing — 2.4%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	5,670	5,766,922
Series 115A, 4.20%, 10/01/33	5,860	6,076,967

		11,843,889
State — 5.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/15/19(b)	10,797	11,187,389
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	5,000	5,414,350

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18(b)	$11,000	$11,297,220

		27,898,959
Transportation — 1.2%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	2,885,375
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	2,900	3,272,737

		6,158,112
Utilities — 1.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	5,007	5,558,989

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.0% (Cost: $118,467,620)		123,684,571

Total Long-Term Investments — 109.8% (Cost: $525,340,715)		542,080,789

Security	Shares	Value
Short-Term Securities — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(g)(h)	$12,644,082	$12,645,346

Total Short Term Investments — 2.6% (Cost: $12,645,346)		12,645,346

Total Investments — 112.4% (Cost: $537,986,061)		554,726,135
Other Assets Less Liabilities — 0.8%		3,791,536
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2)%		(64,939,312)

Net Assets — 100.0%		$493,578,359

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund

(h)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	20,089,728	(7,445,646)	12,644,082	$12,645,346	$16,951	$4,122	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	77	06/20/18	$9,244	$7,215
Long U.S. Treasury Bond	110	06/20/18	15,778	(65,486)
5-Year U.S. Treasury Note	20	06/29/18	2,279	3,287

				$(54,984)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

7

Schedule of Investments (unaudited) (concluded) February 28, 2018	BlackRock Pennsylvania Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$542,080,789	$—	$542,080,789
Short-Term Securities	12,645,346	—	—	12,645,346

	$12,645,346	$542,080,789	$—	$554,726,135

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$10,502	$—	$—	$10,502
Liabilities:

Interest rate contracts	$(65,486)	$—	$—	$(65,486)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $64,723,674 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date:	April 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date:	April 18, 2018